SHAREHOLDERS' EQUITY - Summary of Stock Repurchase Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Stock Repurchase Program [Roll Forward]
Number of Shares Repurchased, Beginning of period (in shares)	9,643,562
Cost of Shares Repurchased, for the year	$ 88	$ 178	$ 201
Number of Shares Repurchased, End of period (in shares)	10,400,547	9,643,562
Treasury Stock
Stock Repurchase Program [Roll Forward]
Number of Shares Repurchased, Beginning of period (in shares)	9,672,629
Cost of Shares Repurchased, Beginning of period	$ 609
Average Price Paid per Share, Beginning of period (in usd per share)	$ 62.90
Number of Shares Repurchased, for the year (in shares)	767,876
Cost of Shares Repurchased, for the year	$ 88	$ 178	$ 201
Average Price Paid per Share, for the year (in usd per share)	$ 115.00
Number of Shares Repurchased, End of period (in shares)	10,440,505	9,672,629
Cost of Shares Repurchased, End of period	$ 697	$ 609
Average Price Paid per Share, End of period (in usd per share)	$ 66.73	$ 62.90